Condensed Parent Company Financial Information (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Parent Company Financial Information [Abstract]
Repurchase of shares	0	43,665	59,111